DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION - Cash Flow Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
Net cash used in operating activities	$ (699,000)	$ (1,725,000)
Discontinued operations
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
Net cash used in operating activities	(699,000)	(1,725,000)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ (699,000)	$ (1,725,000)